RELATED PARTY TRANSACTIONS (Detail Textuals)		1 Months Ended			6 Months Ended	12 Months Ended
		Jan. 26, 2018 USD ($) Warrant $ / shares shares	Nov. 20, 2017 shares	Sep. 20, 2017 Director shares	Feb. 28, 2018 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 $ / shares	Aug. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Due to related party					$ 1,602 [1]	$ 862		$ 4,450
Repayments to related party	[1]				15,843
Annual base salary		$ 125,000
Payment of salary					12,340
Payments for reimbursement					25,934
Appointment of director | Director				2
Number of share issue for common stock | shares				100,000
Common stock vesting period				4 years
Stock compensation expense for five Board of Directors' members					30,001	3,332
Company received amount for issuance of shares		$ 65,000
Number of related party | Warrant		2
Number of issuance of common shares | shares		99,999	25,000
Common stock price per share | $ / shares		$ 0.65					$ 1.00
Issuance of warrants | shares		99,999
Exercise price of warrants | $ / shares		$ 1.50
Period of expiry		5 years
President
Related Party Transaction [Line Items]
Expense paid on behalf of company					740
Repayments to related party						8,243
Former President, and current Senior Vice President, European Operations
Related Party Transaction [Line Items]
Due to related party					0	0
Rent expense paid on behalf of company					15,843	$ 3,074
Repayments to related party					$ 15,843

[1]	Restated